Loans (Rollforward Of The Allowance For Loan Losses By Portfolio Segment) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended																							3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2012 Discharged Bankruptcy Loans [Member]	Dec. 31, 2013 Commercial Financial And Industrial Portfolio Segment [Member]	Dec. 31, 2012 Commercial Financial And Industrial Portfolio Segment [Member]	Dec. 31, 2011 Commercial Financial And Industrial Portfolio Segment [Member]	Dec. 31, 2013 Commercial Real Estate Portfolio Segment [Member]	Dec. 31, 2012 Commercial Real Estate Portfolio Segment [Member]	Dec. 31, 2011 Commercial Real Estate Portfolio Segment [Member]	Dec. 31, 2013 Consumer Real Estate Portfolio Segment [Member]		Dec. 31, 2012 Consumer Real Estate Portfolio Segment [Member]		Dec. 31, 2011 Consumer Real Estate Portfolio Segment [Member]	Dec. 31, 2013 Permanent Mortgage Portfolio Segment [Member]		Dec. 31, 2012 Permanent Mortgage Portfolio Segment [Member]		Dec. 31, 2011 Permanent Mortgage Portfolio Segment [Member]		Sep. 30, 2011 Permanent Mortgage Portfolio Segment [Member] Nonperforming Loan Sale [Member]	Dec. 31, 2011 Permanent Mortgage Portfolio Segment [Member] Nonperforming Loan Sale [Member]	Dec. 31, 2013 Credit Card And Other Portfolio Segment [Member]	Dec. 31, 2012 Credit Card And Other Portfolio Segment [Member]	Dec. 31, 2011 Credit Card And Other Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning Balance	$ 276,963	$ 384,351		$ 664,799			$ 96,191	$ 130,413	$ 239,469	$ 19,997	$ 55,586	$ 155,085	$ 128,949		$ 165,077		$ 192,350	$ 24,928		$ 26,194		$ 65,009				$ 6,898	$ 7,081	$ 12,886
Charge-offs	(121,418)	(225,010)	[1]	(377,268)	[2]	33,000	(22,936)	(30,887)	(76,728)	(3,502)	(19,977)	(41,147)	(73,642)		(147,918)	[1]	(164,922)	(9,934)		(13,604)	[1]	(75,218)	[2]		40,200	(11,404)	(12,624)	(19,253)
Recoveries	43,264	39,622		52,820			12,487	11,151	16,562	4,275	4,475	11,047	21,360		17,770		16,019	2,473		3,024		5,375				2,669	3,202	3,817
Provision for loan losses	55,000	78,000		44,000		23,000	704	(14,486)	(48,890)	(10,167)	(20,087)	(69,399)	50,118		94,020	[3]	121,630	5,024		9,314	[3]	31,028		29,800		9,321	9,239	9,631
Ending Balance	253,809	276,963		384,351			86,446	96,191	130,413	10,603	19,997	55,586	126,785		128,949		165,077	22,491		24,928		26,194				7,484	6,898	7,081
Allowance - individually evaluated for impairment	77,334	75,160		88,141			14,295	17,799	28,973	1,600	156	8,214	44,173		35,289		44,606	17,042		21,713		6,015				224	203	333
Allowance - collectively evaluated for impairment	175,658	201,803		296,210			72,132	78,392	101,440	8,218	19,841	47,372	82,601		93,660		120,471	5,449		3,215		20,179				7,258	6,695	6,748
Allowance - purchased credit impaired loans	817						19			785			11					0								2
Individually evaluated for impairment	400,468	454,895		468,632			80,231	123,636	164,217	27,812	49,517	115,319	170,422		160,000		112,231	121,458		120,924		75,748				545	818	1,117
Collectively evaluated for impairment	14,941,780	16,253,687		15,928,495			7,836,250	8,673,320	7,850,710	1,066,639	1,118,718	1,263,091	5,162,060		5,528,703		5,779,315	540,784		644,659		752,445				336,047	288,287	282,934
Purchase credit impaired loans - recorded investment	46,826						7,095			38,828			889					0								14
Loans, net of unearned income	$ 15,389,074	$ 16,708,582		$ 16,397,127			$ 7,923,576	$ 8,796,956	$ 8,014,927	$ 1,133,279	$ 1,168,235	$ 1,378,410	$ 5,333,371	[4]	$ 5,688,703	[4]	$ 5,891,546	$ 662,242	[5]	$ 765,583	[5]	$ 828,193				$ 336,606	$ 289,105	$ 284,051

[1]	2012 includes approximately $33 million of charge-offs associated with discharged bankruptcies, largely included in the consumer real estate portfolio segment.
[2]	2011 includes $40.2 million of charge-offs associated with loan sales, a majority of which were nonperforming permanent mortgages.
[3]	2012 includes approximately $23 million of loan loss provision related to discharged bankruptcies.
[4]	Balances as of December 31, 2013 and 2012, include $333.8 million and $402.4 million of restricted and secured real estate loans, respectively. See Note 24 - Variable Interest Entities for additional information.
[5]	Balances as of December 31, 2013 and 2012, include $11.2 million and $13.2 million of restricted and secured real estate loans, respectively. See Note 24 - Variable Interest Entities for additional information.